S-K 1602(a)(3) Forepart, Sponsor Compensation	Dec. 23, 2025 USD ($)
Sponsor [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000